STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																						3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 11, 2024	May 31, 2024	May 01, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 31, 2024	Jan. 12, 2024	Dec. 08, 2023	Nov. 22, 2023	Nov. 17, 2023	Nov. 13, 2023	Nov. 12, 2023	Nov. 02, 2023	Aug. 19, 2023	Aug. 14, 2023	May 08, 2023	Mar. 31, 2023	Jan. 23, 2023	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									10,000,000													10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, par value									$ 0.001													$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, par value									$ 0.001													$ 0.001				$ 0.001		$ 0.001	$ 0.001
Warrant term									3 years					3 years	3 years			3 years										3 years
Issued warrant, value																						$ 320,084	$ 1,753,300
Preferred stock, shares issued									23																			23	0
Preferred stock, shares outstanding									23													185.67				185.67		23	0
Common stock, shares authorized									500,000,000													500,000,000				500,000,000		500,000,000	500,000,000
Stock issuance, service value																									$ 140,739			$ 309,353	$ 973,293
Conversion of accrued compensation																	$ 79,585
Stock price									$ 0.22												$ 0.125							$ 0.22
Common stock, shares issued									214,647,732													249,946,937				249,946,937		214,647,732	208,457,823
Common stock, shares outstanding									214,647,732													249,946,937				249,946,937		214,647,732	208,457,823
Options vested																										6,566,000		22,646,000	11,323,000
Expiration date																					Dec. 31, 2027
Stock based compensation expense																										$ 189,248		$ 1,324,731	$ 0
Options vest value									$ 757,000													$ 568,000				$ 568,000		$ 757,000
Option description																										The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2024. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.		The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2024. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period
Purchase of preferred stock									216,000			$ 216,000		$ 216,000				$ 216,000
Issued warrant									$ 112,867			$ 112,867		$ 112,867				$ 112,867										$ 112,867
Debt Conversion, Converted Instrument, Shares Issued						880,000
Share-Based Payment Arrangement, Noncash Expense																						$ 364,808				$ 554,056	$ 140,741	$ 2,043,909	$ 2,769,292
January Twenty Three Twenty Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price																						$ 0.15				$ 0.15
Warrants outstanding																						2,614,783				2,614,783
May Eight Twenty Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price																						$ 0.23				$ 0.23
Warrants outstanding																						1,093,479				1,093,479
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted																												9,854,783
Sale of preferred stock, shares						9,854,783
Warrants outstanding									10,073,479																			10,073,479
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of accrued compensation			$ 17,500														22,833			$ 18,000
Debt Conversion, Converted Instrument, Shares Issued			109,375			1,306,667
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of accrued compensation			$ 62,500														83,333			62,500
Options vested								5,360,000
Debt Conversion, Converted Instrument, Shares Issued			390,625
Kolodner [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of accrued compensation																	41,667			31,250
Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of accrued compensation			$ 31,250														$ 41,667			$ 31,250
Stock price																				$ 0.162
Debt Conversion, Converted Instrument, Shares Issued			195,313			1,666,667
Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of preferred stock, shares								3,685,000
Debt Conversion, Converted Instrument, Shares Issued						400,000
Conversion of Stock, Shares Issued								5,360,000
Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						2,666,666
Officers Directors and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options issued																					56,615,000
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of preferred stock, shares		1,041,667
Conversion of accrued compensation																										$ 384,972		$ 370,135
Non Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of preferred stock, shares																										1,039,096
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price									$ 0.24		$ 0.24		$ 0.24	$ 0.24	$ 0.24			$ 0.24	$ 0.23		$ 0.23							$ 0.24
Issued warrant, value											$ 12,537		$ 12,537													$ 156,746		$ 156,746
Sale of preferred stock, shares									1,125,000		125,000		125,000	1,125,000	1,125,000			1,125,000	1,093,479							1,125,000		1,125,000
Warrants outstanding									41,540,000												1,093,479							41,540,000	41,540,000
Warrants exercise price																					$ 0.15
Warrants expiration date											Dec. 08, 2026		Nov. 17, 2026						May 08, 2026		May 11, 2027
Purchase of preferred stock											$ 24,000		$ 24,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	11,604,167
Conversion of Stock, Shares Issued					1,200,000
Warrant [Member] | Series A Convertible Non Voting Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding									52,738,479																			52,738,479	51,613,479
Warrants issued																			1,125,000
Warrant [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price									$ 0.15										$ 0.15									$ 0.15
Warrants outstanding									8,980,000										41,540,000									8,980,000
Warrant [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued							1,306,667
Warrant [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued				1,666,667
Warrant [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued					400,000
Warrant [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued							2,666,666
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued warrant, value																					$ 820,080
Sale of preferred stock, shares	9,283,333																3,844,073			879,628	182,240,000
Shares issued price, per share																					$ 0.15
Stock issuance, service shares																1,466,208									879,628			2,345,836	6,163,823
Stock issuance, service value																$ 309,353	$ 269,085			$ 142,500					$ 879			$ 2,345	$ 6,164
Stock price																$ 0.21	$ 0.07			$ 0.162
Stock Issued During Period, Shares, Conversion of Convertible Securities					753,750																		12,848,116					3,844,073
Common Stock [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of preferred stock, shares																	326,190			108,024
Stock Issued During Period, Shares, Conversion of Convertible Securities							816,666
Common Stock [Member] | Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of preferred stock, shares																	1,190,471			385,802
Common Stock [Member] | Kolodner [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of preferred stock, shares																	595,236			192,901
Common Stock [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of preferred stock, shares																	595,236			192,901
Stock Issued During Period, Shares, Conversion of Convertible Securities				1,041,667
Common Stock [Member] | Employees And Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of preferred stock, shares																	1,136,940
Common Stock [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities					251,250
Common Stock [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							1,666,666
Common Stock [Member] | Steven Delonga And John Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price, per share																					$ 0.15
Stock issuance, service shares																					446,623
Stock issuance, service value																					$ 66,993
Common Stock [Member] | David Lubin [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued warrant, value																					$ 37,500
Sale of preferred stock, shares																					250,000
Shares issued price, per share																					$ 0.15
Common Stock [Member] | Newbridge [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of preferred stock, shares																					5,467,200
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price											$ 0.24
Issued warrant, value											$ 6,268
Sale of preferred stock, shares											62,500
Warrants expiration date											Dec. 08, 2026
Purchase of preferred stock											$ 12,000
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value																						$ 0.001				$ 0.001
Preferred units description one										From August 14, 2023 through December 11, 2023,
Purchase of warrants										62,500
Conversion of stock, shares converted										50,000
Common stock, par value										$ 0.001												$ 0.001				$ 0.001
Warrant term										3 years												3 years				3 years
Warrants exercise price																						$ 0.24				$ 0.24
Shares issued price, per share																						$ 12,000				$ 12,000
Warrants outstanding																						62,500				62,500
Preferred Units, Description										On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii)
Proceeds from Issuance of Private Placement																										$ 1,952,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																						50,000				50,000
Subscription Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price										$ 0.24
Subscription Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted										50,000